Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Common stock par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Common stock authorized	7,600,000	7,600,000
Common stock issued	3,869,118	3,869,118
Common stock outstanding	3,716,526	3,716,526
Treasury stock par value (in dollars per share) | $ / shares	0.001	0.001
Treasury stock ( in shares)	152,592	152,592
Series A Preferred Stock
Preferred stock par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock authorized	3,052,127	3,052,127
Preferred stock issued	2,034,751	2,034,751
Preferred stock outstanding	2,034,751	2,034,751
Preferred stock liquidation preference | $	$ 37,114	$ 34,300